                    PROSPECTUS SUPPLEMENT DATED JUNE 2, 2003

THE HARTFORD MUTUAL FUNDS                   CLASS A, B, AND C SHARES


--------------------------------------------------------------------------------

                             THIS SUPPLEMENT UPDATES

            THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED MARCH 1, 2003

         THE HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2003
                         AS SUPPLEMENTED MARCH 17, 2003

            THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED MARCH 1, 2003
                         AS SUPPLEMENTED MARCH 17, 2003

     THE HARTFORD GLOBAL/INTERNATIONAL FUNDS PROSPECTUS DATED MARCH 1, 2003
                         AS SUPPLEMENTED MARCH 17, 2003

                                       AND

          THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS
               DATED MARCH 1, 2003 AS SUPPLEMENTED MARCH 17, 2003

--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND

Class A, B and C shares of The Hartford MidCap Fund will not be offered to new investors after July 31, 2003. However, investors holding shares of the fund on that date and investors purchasing shares of the fund through wrap-fee programs in connection with certain investment platforms may purchase additional shares thereafter.

THE HARTFORD INFLATION PLUS FUND (CHANGES EFFECTIVE AUGUST 1, 2003)

The first two sentences in the first paragraph under the heading "Investment Strategy" on page 49 of The Hartford Mutual Funds Prospectus and on page 10 of The Hartford Fixed Income Funds Prospectus are deleted and replaced by the following:

         "The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments."

The first two sentences in the third paragraph under the heading "Investment Strategy" on page 49 of The Hartford Mutual Funds Prospectus and on page 10 of The Hartford Fixed Income Funds Prospectus are deleted and replaced by the following:

         "In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers."

THE HARTFORD GROWTH AND INCOME FUND (CHANGES EFFECTIVE AUGUST 1, 2003)

The Hartford Growth and Income Fund's name has been changed to The Hartford Disciplined Equity Fund. In connection with this name change, the fund has added an express provision that it will invest at least 80% of its assets in equity securities.

                    PROSPECTUS SUPPLEMENT DATED JUNE 2, 2003

THE HARTFORD MUTUAL FUNDS                   CLASS A, B, AND C SHARES


--------------------------------------------------------------------------------


                             THIS SUPPLEMENT UPDATES

            THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED MARCH 1, 2003

         THE HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2003
                         AS SUPPLEMENTED MARCH 17, 2003

            THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED MARCH 1, 2003
                         AS SUPPLEMENTED MARCH 17, 2003
         ("THE HARTFORD MUTUAL FUNDS MARCH 17 SUPPLEMENTED PROSPECTUS")

     THE HARTFORD GLOBAL/INTERNATIONAL FUNDS PROSPECTUS DATED MARCH 1, 2003
                         AS SUPPLEMENTED MARCH 17, 2003

                                       AND

          THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS
               DATED MARCH 1, 2003 AS SUPPLEMENTED MARCH 17, 2003

--------------------------------------------------------------------------------

The subsection entitled "Dividends and Account Policies - Account Statements" on page 120 of The Hartford Mutual Funds Prospectus, on page 62 of The Hartford Fixed Income Funds Prospectus, on page 43 of The Hartford Mutual Funds March 17 Supplemented Prospectus, on page 53 of The Hartford Global/International Funds Prospectus, and on page 46 of The Hartford Small Cap, Mid Cap and Multi Cap Funds Prospectus is deleted and replaced by the following:

         "ACCOUNT STATEMENTS In general, you will receive account statements as follows:

            - after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

            - after any changes of name or address of the registered owner(s)

            - in all other circumstances, every quarter during which there is activity in your account, and at least annually

         Every year you should also receive, if applicable, a Form 1099-DIV tax information statement.

         If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies."

THE HARTFORD MIDCAP FUND

Class A, B and C shares of The Hartford MidCap Fund will not be offered to new investors after July 31, 2003. However, investors holding shares of the fund on that date and investors purchasing shares of the fund through wrap-fee programs in connection with certain investment platforms may purchase additional shares thereafter.

THE HARTFORD INFLATION PLUS FUND (CHANGES EFFECTIVE AUGUST 1, 2003)

The first two sentences in the first paragraph under the heading "Investment Strategy" on page 49 of The Hartford Mutual Funds Prospectus and on page 10 of The Hartford Fixed Income Funds Prospectus are deleted and replaced by the following:

         "The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments."

The first two sentences in the third paragraph under the heading "Investment Strategy" on page 49 of The Hartford Mutual Funds Prospectus and on page 10 of The Hartford Fixed Income Funds Prospectus are deleted and replaced by the following:

         "In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers."

THE HARTFORD GROWTH AND INCOME FUND (CHANGES EFFECTIVE AUGUST 1, 2003)

The Hartford Growth and Income Fund's name has been changed to The Hartford Disciplined Equity Fund. In connection with this name change, the fund has added an express provision that it will invest at least 80% of its assets in equity securities.

                    PROSPECTUS SUPPLEMENT DATED JUNE 2, 2003

THE HARTFORD MUTUAL FUNDS                                CLASS Y SHARES


--------------------------------------------------------------------------------

                             THIS SUPPLEMENT UPDATES

            THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED MARCH 1, 2003
                         AS SUPPLEMENTED APRIL 11, 2003

--------------------------------------------------------------------------------

The subsection entitled "Dividends and Account Policies - Account Statements" on page 103 of The Hartford Mutual Funds Prospectus is deleted and replaced by the following:

         "ACCOUNT STATEMENTS In general, you will receive account statements as follows:

            - after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

            - after any changes of name or address of the registered owner(s)

            - in all other circumstances, every quarter during which there is activity in your account, and at least annually

         Every year you should also receive, if applicable, a Form 1099-DIV tax information statement.

         If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies."

THE HARTFORD INFLATION PLUS FUND (CHANGES EFFECTIVE AUGUST 1, 2003)

The first two sentences in the first paragraph under the heading "Investment Strategy" on page 49 of The Hartford Mutual Funds Prospectus and on page 10 of The Hartford Fixed Income Funds Prospectus are deleted and replaced by the following:

         "The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments."

The first two sentences in the third paragraph under the heading "Investment Strategy" on page 49 of The Hartford Mutual Funds Prospectus and on page 10 of The Hartford Fixed Income Funds Prospectus are deleted and replaced by the following:

         "In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers."

THE HARTFORD GROWTH AND INCOME FUND (CHANGES EFFECTIVE AUGUST 1, 2003)

The Hartford Growth and Income Fund's name has been changed to The Hartford Disciplined Equity Fund. In connection with this name change, the fund has added an express provision that it will invest at least 80% of its assets in equity securities.

                        SUPPLEMENT DATED JUNE 2, 2003 TO
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                          FOR THE HARTFORD MUTUAL FUNDS
                               DATED MARCH 1, 2003

                         THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

                           THE HARTFORD ADVISERS FUND
                     THE HARTFORD CAPITAL APPRECIATION FUND
                      THE HARTFORD DIVIDEND AND GROWTH FUND
                             THE HARTFORD FOCUS FUND
                     THE HARTFORD GLOBAL COMMUNICATIONS FUND
                   THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
                         THE HARTFORD GLOBAL HEALTH FUND
                        THE HARTFORD GLOBAL LEADERS FUND
                       THE HARTFORD GLOBAL TECHNOLOGY FUND
                       THE HARTFORD GROWTH AND INCOME FUND
                          THE HARTFORD HIGH YIELD FUND
                            THE HARTFORD INCOME FUND
                        THE HARTFORD INFLATION PLUS FUND
              THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
                  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                  THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
                            THE HARTFORD MIDCAP FUND
                         THE HARTFORD MIDCAP VALUE FUND
                         THE HARTFORD MONEY MARKET FUND
                        THE HARTFORD SHORT DURATION FUND
                         THE HARTFORD SMALL COMPANY FUND
                             THE HARTFORD STOCK FUND
                      THE HARTFORD TAX-FREE CALIFORNIA FUND
                       THE HARTFORD TAX-FREE NEW YORK FUND
                       THE HARTFORD TOTAL RETURN BOND FUND
               (formerly The Hartford Bond Income Strategy Fund)
                             THE HARTFORD VALUE FUND

                       THE HARTFORD MUTUAL FUNDS II, INC.
                  CLASS A, CLASS B, CLASS C, CLASS E, CLASS H,
                 CLASS L, CLASS M, CLASS N, CLASS Y AND CLASS Z

                            THE HARTFORD GROWTH FUND
                     THE HARTFORD GROWTH OPPORTUNITIES FUND
                        THE HARTFORD SMALLCAP GROWTH FUND
                      THE HARTFORD TAX-FREE MINNESOTA FUND
                       THE HARTFORD TAX-FREE NATIONAL FUND
                  THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
                      THE HARTFORD VALUE OPPORTUNITIES FUND
-------------------------------------------------------------------------------

      The Hartford Growth and Income Fund's name will be changed to The Hartford Disciplined Equity Fund, effective August 1, 2003.

The fifth non-fundamental investment restriction on page 6 is deleted and replaced by the following:

         "Each Fund may not:

                  Invest more than 20% of the value of its total assets (25% of the value of its total assets in the case of Income Fund and 40% of the value of its net assets in the case of Inflation Plus Fund) in the securities of foreign issuers (30% for High Yield Fund and Total Return Bond Fund and 25% for Short Duration Fund) and non-dollar securities (10% for High Yield Fund and Total Return Bond Fund)."

The first sentence of the fourth paragraph under "Foreign Issuers and Non-Dollar Securities" on page 39 is deleted and replaced by the following:

         "The Inflation Plus Fund may invest up to 35% of its net assets in the securities of foreign issuers and non-dollar securities."

THE HARTFORD MIDCAP FUND

Class A, B and C shares of The Hartford MidCap Fund will not be offered to new investors after July 31, 2003. However, investors holding shares of the fund on that date and investors purchasing shares of the fund through wrap-fee programs in connection with certain investment platforms may purchase additional shares thereafter. Currently, the wrap-fee programs that would qualify are ones that are cleared through Charles Schwab, Datalynx, Fidelity Investments and TD Waterhouse.


                                       2